Cash Flow Information	12 Months Ended
Feb. 28, 2015
Supplemental Cash Flow Information [Abstract]
Cash Flow Information
CASH FLOW INFORMATION

(a)	Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Interest paid during the year	$75	$29	$—
Income taxes paid during the year	59	131	107
Income tax refunds received during the year	425	1,447	390

(b)	Additional information
Advertising expense, which includes media, agency and promotional expenses totaling $141 million (March 1, 2014 - $843 million; March 2, 2013 - $925 million) is included in selling, marketing and administration expenses for the fiscal year ended February 28, 2015.
Selling, marketing and administration expense for the fiscal year ended February 28, 2015 included $42 million with respect to foreign exchange gains (March 1, 2014 – loss of $62 million; March 2, 2013 – gain of $87 million).